Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Commitments and Contingencies

15. Commitments and Contingencies

	Service and manufacturing	R&D contracts	TOTAL
	$	$	$
Less than 1 year	900	2,273	3,173
1 - 3 years	600	1,514	2,114
4 - 5 years	—	125	125
More than 5 years	—	—	—
Total	1,500	3,912	5,412

During 2021, the Company has executed various agreements including in-licensing and similar arrangements with development partners. Such agreements may require the Company to make payments on achievement of stages of development, launch or revenue milestones, although the Company generally has the right to terminate these agreements at no penalty. The Company recognizes research and development milestones as an intangible asset once it is committed to the payment, which is generally when the Company reaches a set point in the development cycle.

Based on the closing exchange rates, the Company expects to pay $3,912, including $3,699 [EUR 3,189], and $213 [GBP 158], in R&D contracts and up to $9,117, including $7,569 [EUR 6,525] and $1,548 [GBP 1,150], in R&D milestone payments and up to $33,695, including $32,013 [EUR 27,600] and $1,682 [GBP 1,250], in revenue related milestone payments. The table below contains all potential R&D and revenue-related milestone payments that the Company may be required to make under such agreements:

	Future potential R&D milestone payments	Future potential revenue milestone payments	TOTAL
	$	$	$
Less than 1 year	29	—	29
1 - 3 years	—	—	—
4 - 5 years	1,063	—	1,063
More than 5 years	8,025	33,695	41,720
Total	9,117	33,695	42,812

The table excludes any payments already capitalized in the condensed interim consolidated statements of financial position. The future payments that are disclosed represent contract payments and are not discounted and are not risk-adjusted. The development of any pharmaceutical product candidates is a complex and risky process that may fail at any stage in the development process due to a number of factors. The timing of the payments is based on the Company’s current best estimate of achievement of the relevant milestone.

Contingencies

In the normal course of operations, the Company may become involved in various claims and legal proceedings related to, for example, contract terminations and employee-related and other matters.

On March 9, 2020, the Company settled the previously disclosed class-action lawsuit against it pending in the U.S. District Court for the District of New Jersey. This settlement was approved by the U.S. District Court for the District of New Jersey on June 3, 2021. The settlement payment was funded entirely by the Company’s insurers. As no appeals were filed within the 30-day appeal period, this matter is fully and finally settled.